Leases - Additional Amounts Recognized in the Consolidated Statements of (Loss) Income and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Expense and cash flow relating to variable lease payments not included in the measurement of lease liabilities	$ 48,122	$ 24,203
Expense and cash flow relating to short-term and low-value leases	$ 7,973	$ 9,413